UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-21827

ZIEGLER EXCHANGE TRADED TRUST
(Exact name of registrant as specified in charter)

200 South Wacker Drive
Suite 2000
Chicago, IL 60606
(Address of principal executive offices)—(Zip code)

     Brian K. Andrew, President
Ziegler Exchange Traded Trust
200 South Wacker Drive
Suite 2000
Chicago, IL 60606
(Name and address of agent for service)

With a copy to:

Angelique A. David

North Track Funds, Inc.
200 South Wacker Drive
Suite 2000
Chicago, IL 60606

Registrant’s telephone number, including area code: (312) 263-0110

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NYSE Arca

ZIEGLER EXCHANGE TRADED TRUST

NYSE Arca Tech 100 ETF

Annual Report to Shareholders October 31, 2007

Table of Contents

President’s Letter	2

Premium and Discount Information	3

Manager’s Commentary and Charts	4

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Report of Independent Registered Public Accounting Firm	17

Expense Information	18

Board Approval of Investment Advisory Agreement	19

Trustees and Officers of Ziegler Exchange Traded Trust	22

Cautionary Note on Forward-Looking Statements

Some of the matters discussed in this report are forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” “predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import. These statements involve risks and uncertainties. In addition to the general risks described for the NYSE Arca Tech 100 ETF in its current Prospectus, such as market, objective, industry, issuer, trading, liquidity, credit and interest rate risks, other factors bearing on these reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of the NYSE Arca Tech 100 ETF to differ materially from anticipated performance. The forward-looking statements included herein are made only as of the date of this Report, and Ziegler Capital Management LLC, under-takes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

ZIEGLER EXCHANGE TRADED TRUST
NYSE ARCA TECH 100 ETF
PRESIDENT’S LETTER
ANNUAL REPORT TO SHAREHOLDERS
OCTOBER 31, 2007

Dear Shareholders,
I am pleased to provide you with the first Annual Report for the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF for the period ended October 31, 2007. This report includes comparative performance information, portfolio and market commentary, and a schedule of investments and financial statements.

The technology sector has performed well in 2007 as noted in the Manager’s Commentary Report. A number of factors, including stronger capital expenditures by corporations, favorable tax treatment for those expenditures and a need to improve productivity, contributed to the strong investment performance. The sector, as defined by the NYSE Arca Tech 100 Index, includes stocks from industries such as entertainment, aerospace and defense, health care equipment and biotechnology. This diversity has allowed the Index to participate in the broad technology rally.

Stock market volatility has increased as a result of the spillover effect from the mortgage market crisis. This increase in volatility impacts technology stocks more directly as a result of their higher earnings multiples. Because investors focus so much attention on future earnings growth for these companies, any concerns about the economy’s ability to grow or corporations’ ability to increase earnings causes this increase in volatility. Fortunately, the Index’s price weighted construction leads to less of a concentration in individual stock investments and reduces overall volatility.

We believe that this makes the NYSE Arca Tech 100 ETF an excellent choice for technology investors. We look forward to continuing our relationship with NYSE Arca to bring you this Exchange Traded Fund. Thank you for your investment and confidence in the ability of Ziegler Capital Management, LLC to manage the Fund on your behalf.

As always, we welcome your questions and comments.

Best Regards,

Brian K. Andrew,
CFA President

This report contains information for existing shareholders of the Ziegler Exchange Traded Trust. It does not constitute an offer to sell. If an investor wishes to receive more information about the Trust, the investor should obtain a Prospectus, which includes a discussion of the objectives, risks, sales charges and expenses for the NYSE Arca Tech 100 ETF. A Prospectus can be obtained by calling us at 1-888-798-TECH. Please read the Prospectus carefully before investing in the Trust.

Shares of the NYSE Arca Tech 100 ETF are listed on NYSE Arca, Inc. and trade on NYSE Arca, L.L.C. Except when aggregated in creation units (50,000 shares per Creation Unit), individual share of the NYSE Arca Tech 100 ETF are not redeemable through Ziegler Exchange Traded Trust. However, individual shares can be purchased and sold through the secondary market.

NYSE ARCA TECH 100 ETF

Premium/Discount (Unaudited)

The table that follows presents information about the differences between the daily market price (“Market Price”) on secondary markets for shares of the NYSE Arca Tech 100 ETF (the “Fund”), a series of the Ziegler Exchange Traded Trust (the “Trust”), and the Fund’s net asset value (“NAV”). NAV per share of the Fund is calculated daily by adding up the total value of the Fund’s investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. Market Price of the Fund generally is determined using the closing price on the stock exchange on which the shares of the Fund are listed, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate in accordance with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Fund. The information shown for the Fund is for the full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter end. The specific period covered for the Fund is disclosed in the table for the Fund.

Each line in the table shows the number of trading days which the Fund traded within the premium/discount basis point differential range indicated. The number of trading days in each premium/discount basis point differential range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

NYSE ARCA TECH 100 ETF

Period Covered: April 1, 2007 through September 30, 2007

	Number	Percentage of
Premium/Discount Basis Point Differential Range(1)	of Days	Total Days

>100.0	8	6.36%
75.0 – 99.9	4	3.17
50.0 – 74.9	4	3.17
25.0 – 49.9	12	9.52
0.0 – 24.9	30	23.81
-24.9 – 0.0	28	22.22
-49.9 – -25.0	14	11.11
-74.9 – -50.0	10	7.94
-99.9 – -75.0	5	3.97
<-100.0	11	8.73

	126	100.00%

(1) One basis point equals 1/100 of 1%

ZIEGLER EXCHANGE TRADED TRUST
NYSE ARCA TECH 100 ETF
MANAGER’S COMMENTARY
OCTOBER 31, 2007

Q:	How did the Fund perform during the period?

A:
The NYSE Arca Tech ETF 100 (the “Fund”) commenced operations on March 26, 2007. For the period measured from its commencement of operations through October 31, 2007, the Fund returned 13.60% (at NAV), compared to 13.68% for its benchmark, the NYSE Arca Tech 100 Index.

Q:	What factors contributed to the Fund’s performance versus the Index?

A:
The Fund utilizes a passive management strategy to replicate its benchmark. The standard operating expense and other associated fees caused the Fund to trail in performance compared to its Index. The Fund’s 13% exposure to computer & peripheral stocks added to the performance as they averaged a 31% return for the performance measurement period. The Fund’s 2.2% allocation to pharmaceutical stocks averaged a 15.8% decline and detracted from the Fund’s performance.

Q:	Which stocks were top performers?

A:	The following stocks were the top five contributors to the Fund’s fiscal year performance:

Name	Fund Weight	Stock Return	Contribution to Fund

APPLE INC	3.89%	103.72%	4.03%
BIOGEN IDEC INC	1.73%	66.01%	1.14%
INTERNATIONAL BUSINESS MACHINES	3.32%	24.11%	0.80%
GOODRICH CORP	1.86%	37.03%	0.69%
NOKIA OYJ	0.91%	81.19%	0.74%

Q:	Which stocks detracted from the Fund’s performance?

A:	The following stocks were the top five detractors to the Fund’s fiscal year performance:

Name	Fund Weight	Stock Return	Detraction to Fund

INTERDIGITAL INC	0.81%	-32.40%	-0.64%
GENENTECH INC	2.37%	-9.65%	-0.41%
NORTEL NETWORKS CORP	0.66%	-34.08%	-0.26%
ELECTRONIC DATA SYSTEMS	0.79%	-22.29%	-0.26%
VIROPHARMA INC	0.24%	-39.79%	-0.20%

Q:	What is your outlook?

A:
Technology stocks should benefit in the near-term from increased spending by companies on information technology infrastructure, as they seek to increase, or maintain, productivity in their businesses. In addition, the global economy should remain strong, generating demand for technologically innovative products. Fundamentals for technology sector stocks represent fair value, while analysts expect the growth rate for these companies to exceed that of the broad market in 2008. Longer-term, technology tends to be the creative force and innovation that provides real growth for the global economy’s growth. These characteristics make the sector an attractive holding for long-term investors.

“NYSE Arca Tech 100SM” is a service mark of the NYSE Group, Inc. (“NYSE”) and Archipelago Holdings, Inc. (“Archipelago”) and has been licensed for use by Ziegler Exchange Traded Trust (the “Trust”). Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE or Archipelago. Neither NYSE nor Archipelago makes any representation or warranty regarding the advisability of investing in securities generally, in the Fund particularly, or the ability of the NYSE Arca Tech 100SM Index to track general stock market performance.

NEITHER NYSE NOR ARCHIPELAGO MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100SM INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE OR ARCHIPELAGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ZIEGLER EXCHANGE TRADED TRUST
NYSE ARCA TECH 100 ETF
PERFORMANCE
FOR THE PERIOD ENDED OCTOBER 31, 2007

The graph below compares the value of a $10,000 investment in the NYSE Arca Tech 100 ETF with the NYSE Arca Tech 100 Index since inception. The performance of the Fund shown below reflects operating expenses and other associated fees.

Value of a $10,000 Investment Since Inception at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF from March 26, 2007 to October 31, 2007, assuming the reinvestment of distributions.

Cumulative Total Return
For the Period Ended October 31, 2007 (Unaudited)

	Ziegler Exchange Traded Trust	NYSE Arca
	NYSE Arca Tech 100 ETF	Tech 100 Index

Cumulative Total Return at NAV as of 10/31/2007
(since inception-3/26/07)**	13.60%	14.00%
Cumulative Total Return at Closing Price as of 10/31/2007
(since inception-3/26/07)**	12.44%	14.00%

** Ziegler Capital Management, LLC, the Fund’s investment advisor, has contractually agreed to waive fees and/or reimburse expenses through February 2008, so that total expenses will not exceed 0.50%. Without such waiver and/or reimbursement, total returns would have been less.

Top Technology Subsectors as of October 31, 2007 as a Percent of Net Assets

* Includes short-term investments and net other assets.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an invetors shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.nxt100.com.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007

		Number	Market
		of Shares	Value

COMMON STOCKS — 99.8%

AEROSPACE & DEFENSE — 6.8%
	Goodrich Corp.	1,215	$84,637
	Lockheed Martin Corp.	1,215	133,699
	Raytheon Co.	1,215	77,286

			295,622

BIOTECHNOLOGY — 7.9%
*	Amgen, Inc.	1,215	70,604
*	Biogen Idec, Inc.	1,215	90,445
*	Genentech, Inc.	1,215	90,068
*	Genzyme Corp.	1,215	92,304

			343,421

COMMUNICATIONS EQUIPMENT — 11.6%
*	3Com Corp.	1,215	5,929
*	ADC Telecommunications, Inc.	1,215	22,720
	Alcatel-Lucent ADR	1,215	11,773
*	Arris Group, Inc.	1,215	13,972
*	Ciena Corp.	1,215	58,150
*	Cisco Systems, Inc.	1,215	40,168
	Corning, Inc.	1,215	29,488
	Harris Corp.	1,215	73,580
*	Interdigital Communications Corp.	1,215	26,110
*	JDS Uniphase Corp.	1,215	18,541
*	Juniper Networks, Inc.	1,215	43,740
	Motorola, Inc.	1,215	22,830
	Nokia Oyj ADR	1,215	48,260
*	Nortel Networks Corp.	1,215	19,598
*	Packeteer, Inc.	1,215	10,558
	QUALCOMM, Inc.	1,215	51,917
*	Tellabs, Inc.	1,215	10,704

			508,038

COMPUTERS & PERIPHERALS — 13.8%
*	Adaptec, Inc.	1,215	4,289
*	Apple, Inc.	1,215	230,789
*	Dell, Inc.	1,215	37,179
*	EMC Corp.	1,215	30,849
	Hewlett-Packard Co.	1,215	62,791
	International Business Machines Corp.	1,215	141,086
*	Network Appliance, Inc.	1,215	38,260
*	QLogic Corp.	1,215	18,869
*	Sun Microsystems, Inc.	1,215	6,938
*	Teradata Corp.	1,215	34,664

			605,714

ELECTRONIC EQUIPMENT & INSTRUMENTS — 3.6%
*	Agilent Technologies, Inc.	1,215	44,773
*	Coherent, Inc.	1,215	39,852
	Jabil Circuit, Inc.	1,215	26,402
	Tektronix, Inc.	1,215	45,988

			157,015

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
*	Boston Scientific Corp.	1,215	16,852
	Medtronic, Inc.	1,215	57,640
*	St. Jude Medical, Inc.	1,215	49,487

			123,979

INTERNET SOFTWARE & SERVICES — 5.9%
*	Digital River, Inc.	1,215	64,468
*	eBay, Inc.	1,215	43,861
*	j2 Global Communications, Inc.	1,215	40,933
*	RealNetworks, Inc.	1,215	8,821
*	VeriSign, Inc.	1,215	41,419
*	Websense, Inc.	1,215	22,356
*	Yahoo!, Inc.	1,215	37,787

			259,645

IT SERVICES — 6.0%
	Automatic Data Processing, Inc.	1,215	60,215
*	Computer Sciences Corp.	1,215	70,944
*	DST Systems, Inc.	1,215	102,923
	Electronic Data Systems Corp.	1,215	26,232

			260,314

LIFE SCIENCES TOOLS & SERVICES — 4.8%
	Applera Corp. – Applied Biosystems Group	1,215	45,125
*	Millipore Corp.	1,215	94,345
*	Thermo Fisher Scientific, Inc.	1,215	71,454

			210,924

OFFICE ELECTRONICS — 0.5%
*	Xerox Corp.	1,215	21,190

PHARMACEUTICALS — 2.3%
	Biovail Corp.	1,215	24,312
	Novartis AG ADR	1,215	64,602
*	Viropharma, Inc.	1,215	10,461

			99,375

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.6%
	Altera Corp.	1,215	23,838
	Analog Devices, Inc.	1,215	40,654

     Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2007

		Number	Market
		of Shares	Value

COMMON STOCKS (Continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (Continued)
	Applied Materials, Inc.	1,215	$23,595
*	Broadcom Corp., Class A	1,215	39,548
*	Cypress Semiconductor Corp.	1,215	44,408
	Intel Corp.	1,215	32,684
	Kla-Tencor Corp.	1,215	63,970
*	Kulicke & Soffa Industries, Inc.	1,215	9,198
*	Lam Research Corp.	1,215	60,993
	Linear Technology Corp.	1,215	40,119
*	LSI Corp.	1,215	8,019
*	Micron Technology, Inc.	1,215	12,770
	National Semiconductor Corp.	1,215	30,545
*	Novellus Systems, Inc.	1,215	34,518
*	Standard Microsystems Corp.	1,215	47,385
*	Teradyne, Inc.	1,215	14,993
	Texas Instruments, Inc.	1,215	39,609
	Xilinx, Inc.	1,215	29,646

			596,492

SOFTWARE — 20.2%
*	Adobe Systems, Inc.	1,215	58,198
*	Amdocs, Ltd.	1,215	41,796
*	Autodesk, Inc.	1,215	59,414
*	BEA Systems, Inc.	1,215	20,533
*	BMC Software, Inc.	1,215	41,116
	CA, Inc.	1,215	32,137
*	Cadence Design Systems, Inc.	1,215	23,814
*	Check Point Software Technologies Ltd.	1,215	30,691
*	Citrix Systems, Inc.	1,215	52,233
*	Cognos, Inc.	1,215	61,151
*	Compuware Corp.	1,215	12,150
*	Electronic Arts, Inc.	1,215	74,261
*	McAfee, Inc.	1,215	50,240
*	Mentor Graphics Corp.	1,215	19,464
	Microsoft Corp.	1,215	44,724
*	Novell, Inc.	1,215	9,185
*	Oracle Corp.	1,215	26,936
*	Progress Software Corp.	1,215	39,743
*	Red Hat, Inc.	1,215	26,232
	SAP AG ADR	1,215	65,950
*	Sybase, Inc.	1,215	34,749
*	Symantec Corp.	1,215	22,818
*	Synopsys, Inc.	1,215	34,336

			881,871

Total Common Stocks
(Cost $3,876,928)			4,363,600

SHORT-TERM INVESTMENT — 0.7%

MONEY MARKET MUTUAL FUND — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund
	(Cost $32,313)	32,313	32,313

TOTAL INVESTMENTS — 100.5%
(Cost $3,909,241)			4,395,913
LIABILITIES LESS OTHER ASSETS — (0.5)%			(22,387)

NET ASSETS — 100.0%			$4,373,526

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$619,171
Aggregate gross unrealized depreciation			(134,355)

Net unrealized appreciation			$484,816

Federal income tax cost of investments			$3,911,097

*  Non-income producing.
ADR  American Depositary Receipt

     Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2007

Assets:
Investments:
Cost basis of investments	$3,909,241

Total investments at value (See Schedule of Investments)	$4,395,913

Cash	11,774
Receivables:
Due from advisor	40,811
Dividends and interest	506

41,317

Prepaid offering costs	41,062

Total assets	4,490,066

Liabilities:
Payables:
Offering and organizational costs	63.896
Transfer agent fees	5,833
Trustee fees	8,000
Custodian fees	1,304
Administration fees	721
Other accrued expenses	36,786

Total liabilities	116,540

Total net assets	$4,373,526

Net Assets Consist Of:
Capital Stock	$3,786,812
Accumulated net investment income	57,956
Accumulated net realized gains on investments	42,086
Net unrealized appreciation on investments	486,672

Total net assets	$4,373,526

Net Asset Value
Shares Outstanding (unlimited number of shares authorized, no par value)	154,000
Net Asset Value	$28.40

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2007*

Investment Income:
Dividends (net of foreign withholding taxes of $68)	$11,750
Interest	1,318

Total investment income	13,068

Expenses:
Offering and organizational costs (Note 2)	61,172
Professional fees	28,809
Transfer agent fees (Note 8)	20,981
Trustee fees	16,422
Shareholder reporting fees	15,000
Investment advisory and management services fees (Note 4)	9,761
Administration fees (Note 5)	3,608
Custodian fees (Note 6)	3,478
Distribution and service fees (Note 7)	2,603
License fees	1,952
Other fees	2,829

Gross expenses before fees waived	166,615

Less:
Advisor reimbursement and waiver	(145,776)
Distribution fees waived	(2,603)
Licensing fees waived	(1,952)

Total net expenses	16,284

Net investment loss	(3,216)

Net realized gains:
Investments	42,086
In-kind redemptions	672,484

714,570
Change in net unrealized appreciation on investments	486,672

Net realized and unrealized gain on investments	1,201,242

Net increase in net assets resulting from operations	$1,198,026

* The Fund commenced investment operations on March 26, 2007.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED OCTOBER 31, 2007*

Operations:
Net investment loss	$(3,216)
Net realized gains on investments and in kind redemptions	714,570
Change in net unrealized appreciation on investments	486,672

Net increase in net assets resulting from operations	1,198,026

Capital Share Transactions(a):
Proceeds from shares issued	21,002,500
Cost of shares redeemed	(17,927,000)

Net increase in net assets from capital share transactions	3,075,500

Change in net assets	4,273,526

Net Assets:
Balance at beginning of period	$100,000

Balance at end of period	$4,373,526

Accumulated net investment income	$57,956

(a) Share Transactions:
Shares outstanding, beginning of period	4,000
Shares issued	850,000
Shares redeemed	(700,000)

Shares outstanding, end of period	154,000

* The Fund commenced investment operations on March 26, 2007.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

FINANCIAL HIGHLIGHTS

     The table below presents information for a share of capital stock outstanding for the period indicated. This information should be read in conjunction with the financial statements and related notes:

March 26, 2007*
through
October 31, 2007

Net asset value, beginning of period	$25.00

Net investment income (loss) (a)	(0.02)
Net realized and unrealized gains (losses) on investments and in kind redemptions	3.42

Total from investment operations	3.40

Distributions
Dividends from net investment income	—
Distributions from net realized capital gains on investments	—
Distributions in excess of net realized capital gains	—

Total distributions	—

Net asset value, end of period	$28.40

Total Return: (b)
Net Asset Value (c)	13.60%

Market Value (d)	12.44%

Ratio of net expenses to average net assets (e)	0.50%
Ratio of net investment income (loss) to average net assets (e)	(0.10)%
Ratio of expenses (prior to waivers and reimbursement) to average net assets (e)	5.12%
Ratio of net investment income (loss) (prior to waivers and reimbursement) to average net assets (e)	(4.71)%

Net assets, end of period (in thousands)	$4,374

Portfolio turnover rate (b)	22%

*	The Fund commenced investment operations on March 26, 2007.
(a)	Per share net investment loss has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period. Total returns would have been lower had certain expenses not been reduced during the period shown.

(d)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on NYSE Arca, L.L.C. Market value may be greater or less than net asset value, depending on the Fund’s closing price on NYSE Arca, L.L.C.

(e)	Annualized for periods less than one year.

The accompanying notes to financial statements are an integral part of these statements.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007

1.		Organization

Ziegler Exchange Traded Trust, a diversified investment company (the “Trust”), was organized as a Delaware statutory trust on July 13, 2005. The Trust currently consists of one portfolio, the NYSE Arca Tech 100 ETF (the “Fund”) which commenced operations on March 26, 2007. The Fund is an exchange-traded fund that seeks to provide investment results that closely correspond to the performance of the NYSE Arca Tech 100 IndexSM (the “Index”).

2.	(a)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

	(b)	Security Valuation

The Fund values its portfolio securities at their market value when market quotations are readily available. When market quotations are not readily available for a particular security (e.g., because there is no regular market quotation for such security, the market for such security is limited, the exchange or market in which such security trades does not open for an entire trading day, the validity of quotations is questionable or some significant event occurs after the close of trading of such security and before such security is valued), the Fund values such security at its “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”). The Board has delegated responsibility for daily pricing to Ziegler Capital Management, LLC (the “Advisor”). The Advisor has appointed a Valuation Committee to perform such pricing functions in accordance with pricing policies and procedures adopted by the Fund’s Board. The Valuation Committee’s fair value determinations are reviewed regularly by the Board.

Equity securities that are traded on U.S. exchanges, including futures contracts and options, and for which market quotations are readily available are valued at their last sale price on the principal exchange on which such securities are traded as of the close of regular trading on such exchange or, lacking any sales, at the latest bid quotation. Over-the-counter securities for which a last sales price on the valuation date and at the valuation time is available are valued at that price. All other over-the-counter securities for which market quotations are readily available are valued at the latest bid quotation.

Because market quotations for most debt and convertible securities are not readily available, such securities are generally valued using valuations published by an independent pricing service. Preferred stock and options for which market quotations are not readily available are valued using an independent pricing service. The pricing service uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities purchased with maturities of 60 days or less are valued on an amortized cost basis, under which the value of such securities is equal to its acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their closing net asset value each business day.

	(c)	Options

The Fund may purchase or write put and call options on indices that the Advisor deems suitable, and the Fund may purchase or write put and call options on exchange-traded funds that track such indices. In addition, the Fund may purchase or write put and call options on the individual securities in such indices. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Whenever the Fund does not own securities underlying an open option position sufficient to cover the position, or when the Fund has sold a put, the Fund will maintain in a segregated account with its custodian, cash or securities sufficient to cover the exercise price, or with respect to index options, the market value of the open position.

There were no option contracts purchased or sold by the Fund during the period ended October 31, 2007.

	(d)	Futures

The Fund may purchase and sell exchange-traded index futures contracts. When a purchase or sale of a futures contract is made by the Fund, it is required to deposit with the custodian (or broker, if legally permitted) a specified amount of cash or Government Securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund will be valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund will pay or receive cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. If an offsetting purchase price is less than the original sale price, the Fund would realize a gain, or if it is more, the Fund would realize a loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund would realize a gain, or if it is less, the Fund would realize a loss.

There were no futures contracts purchased or sold by the Fund during the period ended October 31, 2007.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2007

(e)	Securities Lending

In order to generate income, the Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided the Fund receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. The Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. During the term of the loan, the Fund is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Fund also is entitled to receive interest from the institutional borrower based on the value of the securities loaned. From time to time, the Fund may return to the borrower, and/or a third party which is unaffiliated with the Fund and which is acting as a “placing broker,” a part of the interest earned from the investment of the collateral received for securities loaned.

The Fund did not have any securities on loan as of and during the period ended October 31, 2007.

(f)	Depository Receipts

The Fund may invest in ADRs, for which the depository is typically a U.S. financial institution and the underlying securities are issued by foreign issuers. ADRs may be listed on a national securities exchange or may trade on an over-the-counter market. ADR prices are denominated in United States dollars, although the underlying security may be denominated in a foreign currency. Although generally tempered to some extent, ADRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

(g)	Swap Agreements

The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

There were no swap contracts purchased or sold by the Fund during the period ended October 31, 2007.

(h)	Distributions

The Fund may earn dividends, interest and other income from its investments and distributes this income (less expenses) to shareholders as dividends. The Fund also realizes capital gains from its investments and distributes these gains (less any losses) as capital gains distributions. The Fund normally declares and pays dividends, if any, annually. Capital gains distributions, if any, for the Fund will normally be declared annually and paid within 60 days after the end of the fiscal year.

(i)	Offering and Organizational Costs

Organizational costs consist of costs incurred by the Fund that enable it legally to do business. The Fund expenses organizational costs as incurred. Fees related to preparing the Fund’s initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

(j)	Taxes

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, and are to be applied to all open tax years as of the date of effectiveness. The Fund adopted FIN 48 in fiscal year 2007 because the Fund commenced operations after

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2007

December 15, 2006. No uncertain tax positions existed at the time of adoption or as of October 31, 2007. Consequently, the Fund has not recorded a liability for unrecognized tax benefits as of October 31, 2007.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Fund’s tax year end is October 31st and the tax character of distributions for the fiscal year ended October 31, 2007 were as follows:

Distributions paid from ordinary income	$—
Distributions paid from net long-term capital gains	—

Total distributions paid	$—

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

To reflect reclassifications arising from permanent “book/tax” differences for the fiscal year ended October 31, 2007, the Fund’s accumulated net investment income (loss) was increased $61,172, accumulated net realized gains/losses on investments was decreased $672,484 and paid in capital was increased $611,312. The permanent differences are primarily due to gain (loss) on in-kind redemptions and nondeductible expenses.

At October 31, 2007 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$101,898
Unrealized appreciation/(depreciation)	484,816

	(k)	New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption on the Fund’s financial statement disclosures.

In addition, in February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Fund’s financial statement disclosures.

3.		Securities Transactions and Related Income

Security transactions are recorded on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

4.		Investment Advisory Fees

Ziegler Capital Management, LLC serves as the Fund’s Advisor. The Advisor is a wholly-owned subsidiary of The Ziegler Companies, Inc. Certain officers and trustees of the Fund are affiliated with the Advisor. The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund’s investment programs. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

The management fee is calculated and paid to the Advisor every month. The Fund’s annual management fee rate is 0.30% on the first $250 million in average daily net assets; 0.25% on the next $250 million in average daily net assets; 0.20% on the next $500 million in average daily net assets; and 0.15% on average daily net assets in excess of $1 billion. The Advisor has contractually agreed to reduce its advisory fees and reimburse the Fund for any service provider fees until March 26, 2008, to the extent necessary to maintain the Fund’s net annual operating expenses at a ratio of 0.50% of average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations, provided, however, that the Advisor shall only be entitled to recoup such amounts for the period in which such amount was waived or reimbursed, and Board approval must be obtained prior to such recoupment. For the period ended October 31, 2007 the advisor waived fees and/or reimbursed the Fund $145,776.

During periods when the Advisor reduces its fees and reimburses the Fund without any recoupment of fees, this arrangement can decrease the Fund’s expenses and increase its performance. However, expenses may increase in the event of a recoupment. As of October 31, 2007, the amount subject to potential recovery under the operating expenses limitation agreement was $145,776.

5.		Administration Fees

J.P. Morgan Investor Services Co. serves as the Fund’s administrator and accounting/pricing agent. Some of the administrative services include assisting with the preparation and review of reports to be filed with the SEC, providing tax and 1940 Act regulatory compliance services, and

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2007

preparing materials and reports for the Trustees to review. Some of the accounting services include the maintenance of the Fund’s books and records of the Fund’s assets, calculation of the Fund’s NAV, and coordination with the Fund’s independent auditors with respect to the Fund’s annual audit.

As consideration for the administrative and accounting services, the Fund will pay J.P. Morgan Investor Services Co. an annual fee based upon the average daily net assets of the Fund and reimburse it for its out-of-pocket expenses as follows. For the first year of the agreement, the fee will be equal to 10 basis points per annum of the average daily net assets of the Fund for the first six months plus 20 basis points per annum of the average daily net assets of the Fund for last six months. For the second year of the agreement, the annual fee will be equal to 20 basis points per annum of the average daily net assets of the Fund, with a guaranteed minimum annual fee of $15,000, but the fee cannot exceed $100,000 in year two. After year two of the agreement, the annual fee will be equal to 20 basis points per annum of the average daily net assets of the Fund, with a guaranteed minimum annual fee of $100,000. The fees, together with the out-of-pocket expenses, will be computed, billed and paid monthly.

6.	Custodian Fees
JPMorgan Chase Bank, N.A. serves as the custodian of the Fund’s assets. The custodian is responsible for holding and safekeeping of the Fund’s assets.

7.	Distribution and Service Fees

Pursuant to the Distribution Agreement adopted by the Trust, B.C. Ziegler and Company (the “Distributor”), acts as Distributor for the shares of the Trust under the general supervision and control of the Trustees and the Officers of the Fund.

The Trust has adopted a Distribution and Service Plan (the “Plan”) for the Fund, pursuant to rule 12b-1 under the Investment Company Act of 1940. The maximum amount the Fund may pay under the Plan for distribution services may not exceed 0.25% of the Fund’s average daily net assets on annual basis.

Pursuant to a Marketing Agreement among Archipelago Securities, L.L.C (“Archipelago”) or its affiliate, the Distributor and the Trust, the Fund will pay a 12b-1 fee to Archipelago or its affiliate, as Marketing Agent, at an annual rate of 0.08% of the Fund’s average daily net assets as reimbursement for branding, marketing and advertising expenses that Archipelago or its affiliate incur. Archipelago or its affiliate has agreed to waive its right to this 12b-1 fee until the sooner to occur of: (a) the Fund total assets reaching $60 million or (b) one year after the date on which the Fund commences trading. For the period ended October 31, 2007, Archipelago and its affiliate waived 12b-1 fees in the amount of $2,603.

Although the plan allows for up to 0.25% of the Fund’s average daily net assets to be paid for distribution services, the only 12b-1 fees currently anticipated to be paid are to Archipelago or its affiliates after termination of the waiver period.

8.	Transfer Agent Fees
Pursuant to an Agency Services Agreement with the Fund, JPMorgan Chase Bank, N.A. will act as transfer agent, dividend-paying agent, and index receipt agent for the Fund.

9.	Buying and Selling of Shares

The shares may only be purchased and sold directly from the Fund by certain participants in large increments in an in-kind transaction. Shares will also be listed on the NYSE Arca, Inc. and traded on the NYSE Arca, L.L.C. (the “NYSE Arca Marketplace”), and therefore, may be purchased and sold on the secondary market. Given the structure of the Fund, most individual investors will not be able to purchase shares of the Fund directly from the Fund but will need to purchase them in the secondary market. Transactions in the secondary market are not made at the Fund’s NAV, but rather are made at market prices which may vary throughout the day and may differ from the Fund’s NAV. Shares may be purchased directly from the Fund only in blocks of 50,000 shares known as Creation Units. The number of shares in a Creation Unit is generally not expected to change, except in the event of a share split, reverse split or other revaluation. The Fund will not issue fractional Creation Units.

To redeem shares of the Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender shares in Creation Unit-size blocks (50,000 shares) in proper form. Shares of the Fund are not individually redeemable except when aggregated in Creation Units. The Distributor will provide a list of Authorized Participants upon request.

Redemption proceeds will be paid in-kind with a basket of securities (“Fund Securities”). The Fund Securities you receive will generally be the same as that required to purchase Creation Units (“Deposit Securities”) on the same day. There will be times, however, when the Deposit Securities and Fund Securities differ. The designated list of securities making up the Fund Securities will be available through the NSCC each business day, prior to the opening of trading on the NYSE Arca Marketplace. The Fund reserves the right to honor a redemption request with a nonconforming basket of securities.

A fixed transaction fee of $1,000 is applicable to each purchase and redemption, regardless of the number of Creation Units purchased or redeemed. An additional fee of $3,000 will be applied to purchases or redemptions affected through the manual DTC clearing process. Accordingly, the maximum transaction fee charge may be $4,000. The transaction fee is charged to offset the estimated costs associated with purchasing or redeeming Creation Units. There were no transaction fees for the period ended October 31, 2007.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2007

10.	Investment Transactions

For the period ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, was $915,776 and $819,979, respectively.

11.	In-Kind Transactions

During the period the Fund delivered securities of the Fund in exchange for the redemption of shares (redemption in-kind). Cash and securities were transferred for redemption at a fair value of $17,911,842 for the Fund. For financial reporting and federal income tax purposes, the Fund recorded net realized gains of $672,484 in connection with the transactions.

In addition, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind) during the period with value of $20,978,403.

12.	Industry and Sector Concentration Risks

Because the Fund structures its investment portfolio to correspond to the composition of the Index, a significant portion of the Fund’s investments will consist of securities within the technology sector. The Fund’s concentration in any one sector or industry will result only from the composition of the Index, and the Fund will float with the Index with respect to any such concentration.

The Fund’s investments in technology-related companies expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to competition, a less diversified product line, and other factors, companies that develop and/or rely on technology could become increasingly sensitive to downswings in the economy. In the past, such companies have also experienced volatile swings in demand for their products and services due to changing economic conditions and rapid technological advances.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Ziegler Exchange Traded Trust:

We have audited the accompanying statement of assets and liabilities of NYSE Arca Tech 100 ETF, one of the portfolios constituting the Ziegler Exchange Traded Trust (the “Trust”), including the schedule of investments, as of October 31, 2007, and the related statements of operations, changes in net assets, and the financial highlights for the period March 26, 2007 (commencement of operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of October 31, 2007, the results of its operations, changes in its net assets, and the financial highlights for the period March 26, 2007 (commencement of operations) to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

December 20, 2007

EXPENSE INFORMATION
(Unaudited)

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

Actual Expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as creation or redemption fees or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NYSE Arca Tech 100 ETF

			Expenses Paid	Annualized
	Beginning Account	Ending Account	During the Period	Expense Ratio
	Value 5/1/07	Value 10/31/07	5/1/07 - 10/31/07*	During Period

Actual	$1,000.00	$1,088.50	$2.63	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

*	Expenses are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Investment Company Act of 1940 (the “Act”) requires that the Ziegler Exchange Traded Trust’s investment advisory agreement (“Advisory Agreement”) be approved annually by a vote of a majority of the Board of Trustees of the Ziegler Exchange Traded Trust (the “Trust”), including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of the Trust as that term is defined in the Act (the “Independent Trustees”). At its meeting on October 5, 2007, the Board of Trustees of the Trust, including all of the Independent Trustees, voted unanimously to renew the existing Advisory Agreement between the Trust and Ziegler Capital Management, LLC (the “Advisor”) with respect to the only existing series of the Trust, the NYSE Arca Tech 100 ETF (the “Fund”).

The Board’s approval was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent and quality of the services provided by the Advisor; (2) the performance of the Fund in comparison to its benchmark index and a peer group of mutual funds; (3) the management fees and total operating expenses, including comparative information; (4) the extent to which economies of scale may be realized as the Fund grows; and (5) whether fee breakpoint levels reflect these economies of scale for the benefit of the Fund’s shareholders.

In connection with the approval process, the Board, including each of the Independent Trustees, met on October 5, 2007, to consider information relevant to the renewal process.

The information reviewed by the Board included information regarding the Fund’s advisory fees, total expenses, investment performance and trading practices; comparative information on advisory fees and total operating expenses; information regarding the Advisor’s profitability; fees waived or reimbursed; fee breakpoints; information regarding the types of services being furnished to the Fund; information regarding the personnel providing the services; and information regarding the resources of the Advisor. Because the Fund commenced operations on March 26, 2007, certain information, such as performance information and comparative expense information, was limited.

In addition, in connection with each of its regular quarterly meetings since the commencement of operations, the Board received information on the performance of the Fund, including absolute performance and information regarding the relative performance of the Fund in comparison to its benchmark index.

The Board has also received and reviewed extensive information from the Advisor with respect to the organization, investment philosophy, portfolio managers and other personnel, and facilities, as well as a copy of the Advisor’s Form ADV filing with the SEC.

Throughout the process, the Independent Trustees were represented by their independent counsel and also utilized the services of Fund counsel, including a memorandum from Fund counsel summarizing their responsibilities under the Act in reviewing and approving the Advisory Agreement.

Nature, Extent and Quality of Services Provided by Advisor
At each of the Board’s regular quarterly meetings since the commencement of operations, management presented information describing the services furnished by the Advisor to the Fund and reported on investment management, portfolio trading and compliance with applicable investment restrictions and limitations of the Fund. The Board also reviewed information as to the portfolio trading costs of the Fund and the Advisor’s use of “soft dollars” as permitted pursuant to Section 28(e) of the Securities Exchange Act of 1934. The Board considered biographical information for each of the portfolio managers, other relevant management personnel and the history, organization, resources and regulatory history of the Advisor. The Board concluded that the Advisor was well qualified; provided services comparable to those provided by other advisors to similar exchange-traded funds; that the nature and extent of services provided by the Advisor were appropriate for the investment objective and program of the Fund; that the quality of the services was acceptable; and that the Advisor had appropriate and sufficient knowledge to manage the Fund.

Investment Performance
The Board received reports at each of its quarterly meetings from the Advisor’s Chief Investment Officer, including a report on the Fund’s investment performance before and after expenses and its relative performance to a benchmark index. In connection with the annual contract renewal process, the Board also reviewed performance information for the Fund in relationship to a comparison group provided by Morningstar Direct, which included US Technology Exchange-Traded Funds. For the one month ended August 31, 2007, the Fund’s performance was slightly below the

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

median of other funds in the comparison group. Because of the limited performance information and because the Fund closely tracks its index, the NYSE Arca Tech 100 Index, the Board also considered the performance of the Fund’s Index, which commenced operations in 1982 and, as of June 30, 2007, has outperformed its competitors for three, five and 10 year periods. The Board concluded that the Fund’s investment performance was reasonable in light of the Fund’s recent commencement of operations and other characteristics.

Cost of Services and Profitability to the Advisor
The Board considered the Fund’s contractual advisory fee in comparison to its peers. The Board noted that the Fund’s contractual advisory fee was extremely competitive at 12 basis points less than the average for its peer group and 20 basis points less than the median for its peer group. The Board concluded that the advisory fee was reasonable in light of the services provided.

The Board considered the Advisor’s profitability in light of the Fund’s relative infancy and significant fee waivers and reimbursements. The Board considered that the Advisor is currently waiving all fees and reimbursing additional amounts and would need to gain an additional $70 million in assets before beginning to earn a marginal profit. In light of these facts, the Board concluded that the anticipated profit to be earned by the Advisor for investment management was reasonable in light of the fee charged.

Economies of Scale and Breakpoints
The Board considered whether economies of scale might be realized as the Fund’s assets increase. The Board reviewed information provided by the Advisor relating to the breakpoints in the Advisory Agreement, which reduce the advisory fees as the Fund’s asset level increases and may assist with the realization of economies of scale. Although it is difficult to anticipate the effect of economies of scale based on breakpoints since the Fund recently commenced operations, the Board noted that the breakpoints were competitive.

GENERAL INFORMATION
(Unaudited)

INDEMNIFICATIONS
In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

PROXY VOTING
A copy of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge, upon request, by calling 1-888-798-TECH(8324) or on the Fund’s website at www.nxt100.com or on the SEC’s website at www.sec.gov. In addition, information regarding how the Fund actually voted proxies relating to portfolio securities from the commencement of operations until June 30, 2007 is available, without charge and upon request, by calling 1-888-798-TECH(8324) or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund will also make available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-888-798-TECH(8324).

TRUSTEES AND OFFICERS OF ZIEGLER EXCHANGE TRADED TRUST
(Unaudited)

The trustees and officers of Ziegler Exchange Traded Trust (the “Trust”) are listed below, together with their principal occupations during the past five years. The current Statement of Additional Information for the Trust contains additional information about the trustees and officers and is available, without charge, upon request by calling the Trust toll free at 1-888-798-TECH (8324).

			Principal	Number of
	Position(s)	Term of Office	Occupation(s)	Funds	Other
Name, Address	Held with	And Length of	During	Overseen by	Directorships
And Date of Birth	The Trust	Time Served[1]	Past 5 Years	Trustee	Held by Trustee[2]

Independent Trustees

Marcia L. Wallace 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 12-2-47	Trustee	Since 2005	Retired: Senior Vice President in Global Trust Services and Institutional Custody, First Chicago NBD/Bank One from 1985 to 1999.	1	North Track
					Funds, Inc.

James G. DeJong 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 10-18-51	Trustee	Since 2005	President and Managing Shareholder, Oneil, Cannon, Hollman & DeJong S.C. (law firm) since 1987.	1	North Track
					Funds, Inc.

Brian J. Girvan 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 10-20-55	Trustee	Since 2005	Partner, Ascent Venture Management, Inc. since August 2003; Chief Operating Officer and Chief Financial Officer, Argo Global Capital, LLC (venture capital company) from 2001 to 2003; Senior Vice President and Division Executive, Fidelity Investments from 1999 to 2001; Senior Vice President and Group CFO, Fidelity Investments 1998 to 1999.	1	North Track
					Funds, Inc.

Cornelia Boyle 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 09-23-53	Trustee	Since 2005	Currently Retired; Executive Vice President and Chief Operating Officer, AIG Sun America Retirement Markets, Inc. from 2000 to 2003; and Executive Vice President, Fidelity Investments from 1996 to 2000.	1	North Track
					Funds, Inc.

TRUSTEES AND OFFICERS OF ZIEGLER EXCHANGE TRADED TRUST (Continued)
(Unaudited)

			Principal	Number of
	Position(s)	Term of Office	Occupation(s)	Funds	Other
Name, Address	Held with	And Length of	During	Overseen by	Directorships
And Date of Birth	The Trust	Time Served[1]	Past 5 Years	Trustee	Held by Trustee[2]

Interested Trustees and Officers

John J. Mulherin[3] 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 05-18-51	Trustee	Since 2005	Chief Executive Officer, The Ziegler Companies, Inc. since February 2000.	1	North Track
Funds, Inc.

Brian J. Andrew 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 10-31-62	President	Since 2006	President and Director, Ziegler Capital Management, LLC since 2006; President, NorthTrack Funds, Inc. since 2006; Senior Managing Director, The Ziegler Companies, Inc. since 2000; Chief Investment Officer, The Ziegler Companies, Inc. from 2000 to 2006.	N/A	N/A

Todd A. Krause 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 02-20-63	Chief Financial	Since 2007	First Vice President of LaSalle Fund Services, ABNAmro LaSalle Bank NA, from June 2006 to December 2007; Chief Financial Officer and Manager of Fund Operations, Trident Financial Services, LLC from 2002 to 2006; Chief Financial Officer and Manager of Operations, Anchor Asset Management, LLC from 2001 to 2002.	N/A	N/A
Officer and
Treasurer

Benjamin H. DeBerry 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 04-29-71	Secretary	Since 2007	Senior Managing Director and General Counsel, The Ziegler Companies, Inc. since 2007; Secretary, NorthTrack Funds, Inc. since 2007; Senior Counsel of the Network and Enterprise Business, Motorola, Inc. from 2005 to 2007; Associate, Wildman, Harold, Allen & Dixon LLP from 2004 to 2005; Associate, Chapman and Cutler LLP from 2002 to 2004.	N/A	N/A

TRUSTEES AND OFFICERS OF ZIEGLER EXCHANGE TRADED TRUST (Continued)
(Unaudited)

			Principal	Number of
	Position(s)	Term of Office	Occupation(s)	Funds	Other
Name, Address	Held with	And Length of	During	Overseen by	Directorships
And Date of Birth	The Trust	Time Served[1]	Past 5 Years	Trustee	Held by Trustee[2]

Angelique David 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 07-26-77	Assistant	Since 2007	Vice President and Assistant General Counsel, The Ziegler Companies, Inc. since 2007; Assistant Secretary, North Track Funds, Inc. since 2007; Associate, Locke, Lord, Bissell & Liddell from 2002 to 2007.	N/A	N/A
Secretary

Elizabeth A. Watkins 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 01-29-68	Chief	Since 2007	Senior Managing Director and Chief Compliance Officer, The Ziegler Companies, Inc. since July 2007; Chief Compliance Officer, North Track Funds, Inc. since 2007; Managing Director and Chief Compliance Officer, The Ziegler Companies, Inc. from June 2006 to July 2007; Vice President and Chief Compliance Officer, The Ziegler Companies, Inc. from November 2003 to June 2006. Compliance Consultant, Northwestern Mutual Insurance Services from October 2002 to November 2003; Vice President of Brokerage Services, Oberweis Securities, Inc. from 1999 to 2002.	N/A	N/A
Compliance
Officer

1	Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees. Trustees serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders only as and when required under the 1940 Act.
2	Only includes directorships held in a company with a class of securities registered pursuant to Section 12 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
3	Mr. Mulherin is considered to be an “interested person” (as defined in the 1940 Act) of the Trust because he is Chief Executive Officer of The Ziegler Companies, Inc.

Ziegler Exchange Traded Trust	Officers and Trustees

200 South Wacker Drive	Marcia L. Wallace, Trustee
Suite 2000	James G. DeJong, Trustee
Chicago, Illinois 60606	Brian J. Girvan, Trustee
888.798.TECH (8324)	Cornelia Boyle, Trustee
John J. Mulherin, Trustee
Investment Advisor	Brian K. Andrew, President
Todd A. Krause, CFO and Treasurer
Ziegler Capital Management, LLC	Benjamin DeBerry, Secretary
200 South Wacker Drive	Angelique David, Assistant Secretary
Suite 2000	Elizabeth Watkins, Chief Compliance Officer
Chicago, Illinois 60606

Distributor

B.C. Ziegler and Company
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606

Administrator and Accounting/Pricing Agent

JPMorgan Investor Services Co.
73 Tremont Street
Boston, MA 02108

Transfer Agent and Custodian

JPMorgan Chase Bank, N.A.,
3 ChaseMetroTech Center
Brooklyn, New York 11245

Counsel

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

Annual Report

Ziegler Exchange Traded Trust
200 South Wacker Drive
Suite 2000
Chicago, IL 60606

Shareholder Information
888.798.TECH (8324)
www.nxt100.com

This report was prepared for the information of
shareholders of Ziegler Exchange Traded Trust
NYSE Arca Tech 100 ETF, and may not be used in
connection with the offering of securities unless
preceded or accompanied by a current Prospectus.

“NYSE Arca Tech 100SM” is a service mark of the
NYSE Group, Inc. (“NYSE”) and Archipelago
Holdings, Inc. (“Archipelago”) and has been
licensed for use by The Exchange Traded Trust
(the “Trust”). Neither the Trust nor the Fund is
sponsored, endorsed, sold or promoted by NYSE
or Archipelago. Neither NYSE nor Archipelago
makes any representation or warranty regarding
the advisability of investing in securities generally,
in the Fund particularly, or the ability of the NYSE
Arca Tech 100SM Index to track general stock
market performance.

Neither NYSE nor Archipelago makes any express
or implied warranties, and hereby expressly
disclaims all warranties of merchantability or
fitness for a particular purpose with respect to the
NYSE Arca Tech 100SM Index or any data included
therein. In no event shall NYSE or Archipelago
have any liability for any special, punitive,
indirect, or consequential damages (including
lost profits), even if notified of the possibility
of such damages.

NXT405 - 10/07

Item 2. Code of Ethics.

As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant’s principal executive officer, principal financial officer and principal accounting officer. The Registrant’s Code of Ethics (as defined in Item 2(b) of Form N-CSR) and any amendments or waivers thereto are available on the Registrant’s website at www.nxt100.com.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Brian J. Girvan, a trustee of the Registrant, has been determined to be an audit committee expert, and he is "independent" within the meaning of Item 3(a)(2) of Form N-CSR. Mr. Girvan is currently a partner with Ascent Venture Management, Inc., a venture capital firm. From January 2001 to July 2003, he was Chief Operating Officer and Chief Financial Officer of Argo Global Capital, LLC (a venture capital firm). In such capacities, Mr. Girvan managed the firm’s finances and supervised the preparation of financial statements. Previously, he had served in various official capacities for Fidelity Investments where he had overall responsibility for financial controls and supervised the preparation of division budgets, business plans and financial statements. Mr. Girvan also served as Senior Vice President, Chief Financial Officer and Treasurer for PIMCO Advisors (and its predecessors), where he made filings of financial statements and was a fund treasurer. Mr. Girvan received a B.B.A. in Accounting from Manhattan College and is a CPA.

Item 4. Principal Accountant Fees and Services.

The following table sets forth information as to the fees for audit, audit-related, tax and other services and products provided to the Registrant by Deloitte & Touche LLP, the Registrant’s principal accountant, for 2007. The Registrant commenced operations on March 26, 2007, and, therefore, is only producing information for the fiscal year ended October 31, 2007.

Fiscal Year Ended October 31, 2007

Audit Fees(1)	$28,500

Audit-Related Fees(2)	$0

Tax Fees(3)	$2,500

All Other Fees(4)	$0

TOTAL	$31,000

(1)
This category relates to professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(2)
This category relates to assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under "Audit Fees" above.

(3)
This category relates to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. In 2007, the tax services provided by Registrant’s principal accountant specifically related to assistance in the preparation of income and excise tax returns, determination of capital gains, dividends and interest income and the distribution thereof, wash sale testing and tax analysis and advice.

(4)	This category relates to products and services provided by the principal accountant other than those reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

Deloitte & Touche LLP did not bill any amount during the fiscal year for services or products provided to Ziegler Capital Management, LLC ("Ziegler"), the Registrant’s investment advisor, or any entity controlling, controlled by or under common control with Ziegler that provides ongoing services for the Registrant, other than $8,200 billed to Ziegler in fiscal 2007, for agreed upon procedures related to a review of certain reports prepared by Ziegler in connection with purchases and sales of certain classes of shares of the various mutual fund series of an investment company that shares the same investment advisor as the Registrant. The Registrant’s audit committee determined that the provision by Deloitte & Touche LLP of such non-audit services to Ziegler is compatible with maintaining the independence of such accounting firm relative to the Registrant.

The audit committee of the Registrant’s Board of Trustees has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The required Schedule of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Annual Report to shareholders dated as of October 31, 2007 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Companies and affiliated purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR. Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter of the period covered by this Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit

12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive, Financial and Accounting Officers referred to in Item 2 on Form N-CSR.

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 3rd day of January, 2008.

ZIEGLER EXCHANGE TRADED TRUST

By:	/s/ Brian K. Andrew

Brian K. Andrew, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 3rd day of January, 2008.

By:	/s/ Brian K. Andrew

Brian K. Andrew, President
(Principal Executive Officer)

By:	/s/ Todd A. Krause

Todd A. Krause, Chief
Financial Officer and Treasurer
(Principal Financial Officer)